Organization (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,741,911	$ 253,350	¥ 1,765,572	¥ 1,314,814
Restricted cash	1,619,937	235,610	1,092,921
Loans and advances, net	1,482,368	215,602	1,938,492
Short-term investments	4,100	596	8,500
Amounts due from related parties	21,797	3,170	9,168
Total current assets	5,430,278	789,802	5,248,250
Non-current assets:
Restricted cash	19,368	2,817	4,000
Long-term investments	13,333	1,939	359,333
Loans and advances, net	421,564	61,314	390,171
Property, equipment and software, net	88,731	12,905	99,433
Goodwill	5,812	845		¥ 0
Deferred tax assets	329,796	47,967	158,566
Total non-current assets	886,210	128,893	1,019,551
Total assets	6,316,488	918,695	6,267,801
Current liabilities:
Short-term borrowings			200,000
Payable to institutional funding partners and online investors	1,005,236	146,206	1,770,681
Current account with online investors and borrowers	2,005,605	291,703	1,883,446
Income tax payable	70,679	10,280	243,338
Accrued expenses and other liabilities	501,439	72,931	461,295
Amounts due to related parties	28,728	4,179	62,900
Total current liabilities	3,623,649	527,039	4,633,990
Non-current liabilities:
Payable to institutional funding partners and online investors	450,160	65,473	416,118
Other non-current liabilities	14,110	2,052	40,719
Total non-current liabilities	475,613	69,175	457,724
Total liabilities	4,099,262	596,214	5,091,714
VIE
Current assets:
Cash and cash equivalents	1,419,293	206,428	1,765,572
Restricted cash	1,619,937	235,610	1,092,921
Loans and advances, net	1,482,368	215,602	1,938,492
Short-term investments	4,100	596	8,500
Prepaid expenses and other assets	553,251	80,466	433,597
Amounts due from related parties	42,680	6,208	9,168
Total current assets	5,121,629	744,910	5,248,250
Non-current assets:
Restricted cash	19,368	2,817	4,000
Long-term investments	13,333	1,939	359,333
Loans and advances, net	421,564	61,314	390,171
Prepaid expenses and other assets	7,606	1,106	8,048
Property, equipment and software, net	88,684	12,899	99,433
Goodwill	3,067	446
Deferred tax assets	329,796	47,967	158,566
Total non-current assets	883,418	128,488	1,019,551
Total assets	6,005,047	873,398	6,267,801
Current liabilities:
Short-term borrowings	0	0	200,000
Payable to institutional funding partners and online investors	1,005,236	146,206	1,770,681
Current account with online investors and borrowers	2,005,605	291,703	1,883,446
Income tax payable	59,461	8,648	243,338
Accrued expenses and other liabilities	459,415	66,820	461,295
Amounts due to related parties	452,518	65,816	62,900
Deferred revenue	11,962	1,740	12,330
Total current liabilities	3,994,197	580,933	4,633,990
Non-current liabilities:
Payable to institutional funding partners and online investors	450,160	65,473	416,118
Deferred revenue	11,343	1,650	887
Other non-current liabilities	14,110	2,052	40,719
Total non-current liabilities	475,613	69,175	457,724
Total liabilities	¥ 4,469,810	$ 650,108	¥ 5,091,714